Newbuildings	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Newbuildings
Newbuildings
Changes in drilling units for the periods presented in this report were as follows:

(In $ millions)
Opening balance as at January 1, 2018 (Predecessor)	248
Additions	1
Closing balance as at July 1, 2018 (Predecessor)	249
Fresh Start adjustments	(249)

Balance as at July 2, 2018, December 31, 2018 and December 31, 2019 (Successor)	—

On emergence from Chapter 11, the carrying values of our newbuilds were adjusted to fair value. The loss was recognized in the Consolidated Statement of Operations under the heading "Reorganization items".